Property and Equipment, Net - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation expense recognized	$ 47,067	$ 39,874	$ 12,828
Furniture and office equipment purchased	930	$ 268,438
Disposal of furniture and office equipment	$ 2,905